SUPPLEMENT TO PROSPECTUS OF
                        EVERGREEN VARIABLE ANNUITY FUNDS


I.       Evergreen VA Fund, Evergreen VA Small Cap Value Fund

         Effective July 9, 1999, the section of the prospectuses entitled "THE FUNDS' PORTFOLIO MANAGERS" is supplemented to reflect the following change:

         Evergreen VA Fund

     The day-to-day management of the Fund is handled by Stephen A. Lieber. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He was a founding partner of Lieber & Company, the original sponsor of the Evergreen Funds, when it was established in 1969. He has been with EAMC and its predecessor since 1971 and has been in the investment management profession since 1952. Mr. Lieber has also managed Evergreen Fund since its inception in 1970.

         Evergreen VA Small Cap Value Fund

         The day-to-day management of the Fund is handled by Jordan Alexander, CFA. Mr. Alexander has been an assistant portfolio manager since joining EAMC in September 1998 and has been the portfolio manager of the Fund since July 1999. From 1995-1998, he was an associate healthcare analyst at PaineWebber Incorporated. From 1993-1995, he was a senior financial analyst at Arthur Andersen LLP.

June 14, 1999


     II. Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Global Leaders Fund

         Effective August 2, 1999, the section of the prospectuses entitled "THE FUNDS' PORTFOLIO MANAGERS" is supplemented to reflect the following change:

         Evergreen VA Fund

         Jean Ledford and Richard Welsh became co-managers of the Fund in August 1999. Jean Ledford, CFA, became President and Chief Executive Officer of EAMC in August 1999. From February 1997 until she joined EAMC, Ms. Ledford worked as a portfolio manager at American Century Investments ("American Century"). From 1980 until she joined American Century, Ms. Ledford was the investment director at the State of Wisconsin Investment Board.

         Richard Welsh joined EAMC as Senior Vice President and portfolio manager in August 1999. Prior to joining EAMC, he worked for five years as a portfolio manager and analyst at American Century.

         Evergreen VA Foundation Fund

         Jean Ledford and Richard Welsh became co-managers of the Fund in August 1999. Jean Ledford, CFA, became President and Chief Executive Officer of EAMC in August 1999. From February 1997 until she joined EAMC, Ms. Ledford worked as a portfolio manager at American Century Investments ("American Century"). From 1980 until she joined American Century, Ms. Ledford was the investment director at the State of Wisconsin Investment Board.

         Richard Welsh joined EAMC as Senior Vice President and portfolio manager in August 1999. Prior to joining EAMC, he worked for five years as a portfolio manager and analyst at American Century.

         Evergreen VA Global Leaders Fund

     The day-to-day management of the Fund is handled by Edwin D. Miska. Mr. Miska has been an analyst with EAMC and its predecessor since 1986. He became a portfolio manager with EAMC in 1989 and has managed the Fund since its inception in March 1997.

July 12, 1999


III.     Evergreen VA Small Cap Value Fund, Evergreen VA Growth and Income Fund

         Effective September 10, 1999, the section of the prospectus entitled "THE FUNDS' PORTFOLIO MANAGERS" is supplemented to reflect the following changes:

         Evergreen VA Small Cap Value Fund

     Edwin D. Miska became Lead Manager of the Fund in September 1999. Mr. Miska has been a portfolio manager at EAMC since 1989. Jordan Alexander remains as Co-Manager of the Fund.

         Evergreen VA Growth and Income Fund

     Philip M. Foreman, CFA, is Lead Manager of the Fund. Irene D. O'Neill, CFA, is Co-Manager of the Fund. Mr. Foreman managed the Fund alone from January 1999 until joined by Ms. O'Neill in September 1999. Mr. Foreman has been a portfolio manager at EAMC since joining EAMC in January 1999. From November 1991 until he joined EAMC, he was a portfolio manager at Washington Mutual Advisors, Inc., where he began as Vice President and became Senior Vice President in November 1994. Ms. O'Neill has been a portfolio manager at EAMC since March 1988.



September 10, 1999                                                 550702 09/99

                                             September 10, 1999


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Evergreen Variable Trust (the "Trust")
     File Nos. 33-83100/811-8716

Dear Sir/Madam:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "Act"), enclosed is a Supplement to the Prospectus of Evergreen VA Small Cap Fund and Evergreen VA Growth and Income Fund, series of the Trust.

     If you have any questions, please call me at (617) 210-3685.

                                        Sincerely,


                                        /s/Scott Harney

                                        Scott Harney